Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	7,381,870	5,541,220	7,218,848	2,091,189
Stock options outstanding [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	25,557	5,557	25,557	5,557
Warrants to purchase common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	6,011,715	5,002,217	5,911,715	1,404,599
Debentures convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	195,816	518,631	171,138	441,768
Preferred shares convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	1,148,782	14,815	1,110,438	239,265